Additional Consolidated Balance Sheets Information (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Notes To Financial Statements [Abstract]
Employee-related Liabilities	$ 42,205	$ 37,251
Accrued Vacation	9,917	10,191
Accrued Bonuses	53,041	40,194
Accrued Liabilities for Commissions, Expense and Taxes	19,298	17,854
Liability, Other Retirement Benefits	1,488	1,633
Liability, Retirement and Postemployment Benefits	2,312	1,935
Employee-related Liabilities, Current	128,261	109,058
Deferred Revenue	53,299	55,333
Service liabilities	47,505	42,101
Self Insurance Reserve, Current	7,342	6,537
Accrued Sales Commission	15,827	15,283
Standard and Extended Product Warranty Accrual	7,381	7,194	$ 6,872	$ 6,861
Asset Retirement Obligation, Current	2,671	2,656
Other Accrued Liabilities	58,158	58,661
Accrued Liabilities	192,183	187,765
Self Insurance Reserve, Noncurrent	17,452	14,445
Liability, Other Retirement Benefits, Noncurrent	9,880	10,918
Liability, Defined Benefit Pension Plan, Noncurrent	10,987	16,168
Liability, Pension and Other Postretirement and Postemployment Benefits, Noncurrent	2,333	4,711
Accrued Income Taxes, Noncurrent	11,959	13,515
Asset Retirement Obligations, Noncurrent	9,843	9,730
Business Combination, Contingent Consideration, Asset, Noncurrent	15,358	5,950
Other Liabilities	12,534	12,375
Other Liabilities, Noncurrent	$ 90,346	$ 87,812